Interest bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Interest bearing loans and borrowings
Schedule of interest bearing loans and borrowings

	Dec 31, 2018	Dec 31, 2017
(in thousands)	US $	US $
Term loan, non-current	10,345	15,000
Unamortized deferred financing costs	(214)	(943)
Net non-current	10,131	14,057

Term loan, current portion	4,655	—
Unamortized deferred financing costs	(328)	—
Net current portion	4,327	—